Accumulated other comprehensive income (Details 2) (CHF)	Jun. 30, 2014		Dec. 31, 2013
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	4,399,680,200	[1]	4,399,665,200	[1]
Common Stock, Shares, Issued, Ending Balance	4,399,680,200	[1]	4,399,665,200	[1]
Common shares outstanding	4,399,680,200	[1]	4,399,665,200	[1]
Par value (in CHF per share)	1.00	[1]	1.00	[1]

[1]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.